Offsets	Jul. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Aris Mining Corp
Form or Filing Type	F-10
File Number	333-282330
Initial Filing Date	Sep. 25, 2024
Fee Offset Claimed	$ 51,660.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 350,000,000.00
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the 2024 Registration Statement. As the total filing fee required for this registration statement is $138,100, taking into consideration the available offset of $51,660 from the 2024 Registration Statement, the Registrant has accordingly transmitted $86,440 otherwise due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Aris Mining Corp
Form or Filing Type	F-10
File Number	333-282330
Filing Date	Sep. 25, 2024
Fee Paid with Fee Offset Source	$ 51,660.00
Offset Note	The Registrant previously paid $51,660 in registration fees with respect to the 2024 Registration Statement, of which $51,660 remained unutilized and therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act.